Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Fair Values of Pension Plan Assets, by Asset Category and Level of Fair Values (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 177.4	$ 177.6	$ 171.2
U.S. Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.3	2.7
U.S. Pension Plans [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91.7	96.2
U.S. Pension Plans [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.2	72.2
U.S. Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.2	6.5
U.S. Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 1 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 1 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 1 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	177.3	171.3
U.S. Pension Plans [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.3	2.7
U.S. Pension Plans [Member] | Level 2 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	91.7	96.2
U.S. Pension Plans [Member] | Level 2 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.2	72.2
U.S. Pension Plans [Member] | Level 2 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.1	0.2
U.S. Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	6.3
U.S. Pension Plans [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 3 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 3 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.1	6.3
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	845.8	784.0	704.2
Non-U.S. Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.5	7.6
Non-U.S. Pension Plans [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	405.7	404.2
Non-U.S. Pension Plans [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	341.0	290.0
Non-U.S. Pension Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	90.6	82.2
Non-U.S. Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.7	5.8
Non-U.S. Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.7	5.8
Non-U.S. Pension Plans [Member] | Level 1 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-U.S. Pension Plans [Member] | Level 1 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-U.S. Pension Plans [Member] | Level 1 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-U.S. Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	751.7	716.4
Non-U.S. Pension Plans [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1.8	1.8
Non-U.S. Pension Plans [Member] | Level 2 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	405.7	404.2
Non-U.S. Pension Plans [Member] | Level 2 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	341.0	290.0
Non-U.S. Pension Plans [Member] | Level 2 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.2	20.4
Non-U.S. Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	87.4	61.8
Non-U.S. Pension Plans [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-U.S. Pension Plans [Member] | Level 3 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-U.S. Pension Plans [Member] | Level 3 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Non-U.S. Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 87.4	$ 61.8